Taxation - Tax loss carryforwards and corresponding jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 83,872
Expiration period	5 years
Argentina | 2015
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 17,536
Argentina | 2016
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	1,565
Argentina | 2017
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	15,889
Argentina | 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	48,882
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	155,124
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 4,986
Expiration period	5 years
LUXEMBOURG
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 28,231